Debt Facility	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Debt Facility
Debt Facility

(6)   Debt Facility

(a)  Term Loan and Revolving Credit Facility

Term Loan

On January 30, 2017, the Company entered into a $20,000 term loan facility (the Term Loan).  Under the terms of the Term Loan, the Company was permitted to borrow up to an aggregate principal amount of $20,000, with the total amount of available borrowings subject to certain monthly recurring revenue calculations.

Interest on the outstanding balance was payable monthly at a rate of 11.75%. Principal payments were scheduled to be made monthly beginning January 31, 2019, in equal installments calculated as 1/24th of the outstanding balance on December 31, 2018. However, the Company had the ability to extend the interest-only period for an additional twelve months, subject to an additional fee and other conditions, which would extend the maturity date from December 31, 2020 to December 31, 2021. The Company committed to extend this interest-only period, and the maturity date was extended to December 31, 2021. As a result, principal payments were scheduled to start January 2020. During July 2019, an amendment (Amendment 1) was entered into which eliminated monthly payments, with principal to be paid in full in December 2022.

Amendment 1 resulted in an additional $2,000 of availability, increasing total availability to $22,000. Pursuant to the Amendment 1, interest on the outstanding balance was payable monthly at a rate of 10.00% per annum and interest payable-in-kind accrued at a rate of 2.00% per annum, compounded monthly, and was due at maturity. Additionally, the Company was required to pay an exit fee equal to 1% of the aggregate principal borrowings at the time of maturity (end of term charge).

During May 2020, the Company entered into an additional amendment (Amendment 2) to the existing Term Loan agreement, which resulted in an additional $2,500 of availability, increasing total availability to $24,500. Pursuant to Amendment 2, interest on the outstanding balance was payable monthly at a rate of 8.00% per annum and interest payable-in-kind accrued at a rate of 4.50% per annum, compounded monthly, and was due at maturity. Additionally, the Company was required to pay a prepayment fee equal to 2% of the aggregate principal borrowings if prepayment occurred on or prior to December 31, 2020, and 0.50% if prepayment occurred after December 31, 2020 but on or prior to maturity (prepayment fee), plus the end of term charge.   Amendment 2 was accounted for as a debt modification, and all new lender fees were recorded as additional debt discount and third-party costs incurred in connection with the amendment were expensed as incurred.

During July 2020 the Company terminated the Term Loan. The Company repaid the outstanding balance of $24,500 in its entirety, along with accrued interest in kind of $600, the end of term charge of $251, and the prepayment fee of $502.

During the three months ended August 31, 2020 and 2019, the Company recorded interest expense of $2,043 and $647, respectively. Included in interest expense for the three months ended August 31, 2020, was $1,045 related to the remaining debt discount that was recorded as interest expense as a result of the termination, as well as $502 related to the prepayment fee and the remaining unamortized amount related to the end of term charge. During the six months ended August 31, 2020 and 2019, the Company recorded interest expense of $2,837 and $1,316, respectively.

Revolving Credit Facility

During July 2019, the Company entered into a revolving credit facility (the 2019 Revolver) with a syndicate of two banks. Under the 2019 Revolver, the Company has the capacity to borrow up to $50,000 on a revolving facility, and

(6)   Debt Facility (Continued)

to the extent certain customer bookings thresholds are achieved, the capacity on the 2019 Revolver may increase by an additional amount of up to $30,000 (resulting in total potential availability of $80,000). Availability of borrowings on the 2019 Revolver is calculated as a multiple of the Company’s eligible monthly recurring revenues (as defined in the 2019 Revolver). As of August 31, 2020 and February 29, 2020, the Company had outstanding letters of credit to serve as office landlord security deposits in the amount of $1,334. These letters of credit are secured through the revolving credit facility, thus reducing the capacity of the revolving credit facility to $48,666 as of August 31, 2020. No amounts are outstanding as of August 31, 2020.

The 2019 Revolver has a term of 24 months, and there is an automatic extension of an additional 12-month period should the Company achieve certain revenues, as defined. The interest rate on the outstanding borrowings are at LIBOR plus 350 basis points or Base Rate (as defined) plus 250 basis points, with the LIBOR rate and Base Rate subject to minimum levels.  Interest payments are to be made in installments of one, two, or three months as chosen by the Company.

The 2019 Revolver was accounted for as a debt modification to which all new lender and third-party fees were deferred. Issuance costs of $543, including the fair value of warrants issued, were capitalized and are being amortized to interest expense over the remainder of the 2019 Revolver term. During the three months ended August 31, 2020 and 2019, the Company recorded interest expense of $323 and $65, respectively, related to the revolving credit facility.  During the six months ended August 31, 2020 and 2019, the Company recorded interest expense of $880 and $71, respectively. As of August 31, 2020 and 2019, the balance of deferred financing fees was $233 and $512, respectively, and is recorded in other assets in the accompanying consolidated balance sheets.

On August 21, 2020, the Company entered into an amendment to the 2019 Revolver which revised the terms of the revenue covenant and imposed minimum LIBOR and Base Rate levels. On September 11, 2020, the Company entered into another amendment to the 2019 Revolver which modified the amount of cash required to be held at each of the two lenders participating in the 2019 Revolver.

The 2019 Revolver is collateralized by substantially all of the assets of the Company.

Current and long-term debt consisted of the following at February 29, 2020:

February 29, 2020

Current - Interest payable – 2019 Revolver	$—
Long-term
2019 Revolver	$—
Term loan - principal outstanding	$22,000
Interest payable-in-kind	273
Unamortized issuance costs	(1,129)
Total long-term	$21,144

(7) Debt Facility

(a)Term Loan and Revolving Credit Facility

Term Loan

On January 30, 2017, the Company entered into two debt facilities, one of which was a $20,000 term loan (the Term Loan) and the other a $20,000 revolving credit facility (the 2017 Revolver).

During July 2019, the Company amended the Term Loan, terminated the 2017 Revolver and entered into a new revolving credit facility (the 2019 Revolver). In connection with the July 2019 transactions, the Company issued warrants to purchase up to 135,594 shares of the Company’s common stock.

Under the terms of the Term Loan, the Company was permitted to borrow up to an aggregate principal amount of $20,000, with the total amount of available borrowings subject to certain monthly recurring revenue calculations. As of February 28, 2019, there was $20,000 outstanding on the Term Loan.

Interest on the outstanding balance was payable monthly at a rate of 11.75%. Principal payments were scheduled to be made monthly beginning January 31, 2019, in equal installments calculated as 1/24th of the outstanding balance on December 31, 2018. However, the Company had the ability to extend the interest only period for an additional twelve months, subject to an additional fee and other conditions, which would extend the maturity date from December 31, 2020 to December 31, 2021. The Company committed to extend this interest only period, and the maturity date was extended to December 31, 2021. As a result, principal payments were scheduled to start January 2020. During July 2019, an amendment was entered into which eliminated monthly payments, with principal to be paid in full in December 2022.

The Term Loan also provided for the issuance of a warrant to purchase 43,542 shares of the Company’s common stock (the Term Loan Warrant) at an exercise price of $0.005 per share. The Term Loan Warrant vested 100% upon issuance and has a ten-year term, ending January 30, 2027. The Company calculated the fair value of the Term Loan Warrant using the Black-Scholes option pricing model, and the fair value of the Term Loan Warrant was determined to be $182. This amount was recorded as a debt discount and was being amortized ratably over the Term Loan period.

Also, the Company incurred issuance and other third-party costs of $429 related to the Term Loan, which were recorded as a debt discount and are being amortized ratably over the term of the Term Loan.

During July 2019, the Company amended the existing Term Loan agreement, which resulted in an additional $2,000 of availability, increasing total availability to $22,000. As of February 29, 2020, the outstanding borrowings under the Term Loan were $22,000. Pursuant to the amendment, interest on the outstanding balance is payable monthly at a rate of 10.00% per annum and interest payable-in-kind accrues at a rate of 2.00% per annum, compounded monthly, and is due at maturity. Additionally, the Company is required to pay an exit fee equal to 1% of the aggregate principal borrowings at the time of maturity (end of term charge). As of February 29, 2020, there was $273 of accrued interest payable-in-kind. All outstanding principal, unpaid interest and interest payable-in-kind are due at maturity.

The amendment was accounted for as a debt modification, and all new lender fees were recorded as additional debt discount and third-party costs incurred in connection with the amendment were expensed as incurred. Debt issuance costs of $634, including the fair value of the warrants and end of term charge, were capitalized and are being amortized to interest expense over the remainder of the term using the effective interest method. During the fiscal years ended February 28, 2019 and February 29, 2020, the Company recorded interest expense of $2,844 and $2,858, respectively, related to the Term Loan of which $291 and $280, respectively, related to the amortization of the debt discount.

Long-term debt consisted of the following at February 28, 2019 and February 29, 2020:

	February 28,	February 29,
	2019	2020
Principal outstanding	$20,000	$22,000
Interest payable‑in‑kind	—	273
Unamortized issuance costs	(800)	(1,129)
	$19,200	$21,144

During May 2020, the Company amended the Term Loan agreement, which resulted in additional borrowing availability of $2,500, all of which was drawn down at the time of execution of such amendment.

Revolving Credit Facility

The 2017 Revolver was a 24-month senior secured $20,000 revolving line of credit, with borrowing availability subject to certain monthly recurring revenue calculations. On April 20, 2018, the Company amended the 2017 Revolver, which modified the revenue covenants, required the Company to exercise the extension of the interest only payment period of the Term Loan through December 2019 and in the event the Company raised proceeds in the aggregate of at least $45,000 as part of a financing event, extended the term of the 2017 Revolver to January 30, 2020. This financing event occurred, and, accordingly, the term of the 2017 Revolver was extended. As of February 28, 2019, there was no amount outstanding under the 2017 Revolver.

Interest on the outstanding balance of the 2017 Revolver was due monthly at a rate of the lending institution’s prime referenced rate plus 1.00%, with the prime reference rate defined as the greater of (i) the lending institution’s prime rate and (ii) the 30-day LIBOR plus 2.50%. Principal and interest were due at maturity.

The 2017 Revolver provided for the Company to issue warrants to purchase up to 22,288 shares of the Company’s Common Stock (the 2017 Revolver Warrants), of which a warrant to purchase 11,144 shares was issued on January 30, 2017, and a warrant to purchase 11,144 shares was issued on January 30, 2018.

The Company incurred issuance and other third-party costs of $61 related to the 2017 Revolver, which were deferred and were being amortized ratably over the term of the 2017 Revolver.

During July 2019, the Company terminated the 2017 Revolver and entered into a new revolving credit facility (the 2019 Revolver) with a syndicate of two banks, of which one was the lender under the 2017 Revolver. Under the 2019 Revolver, the Company has the capacity to borrow up to $50,000 on a revolving facility, and to the extent certain customer bookings thresholds are achieved, the capacity on the 2019 Revolver may increase by an additional amount of up to $30,000 (resulting in total potential availability of $80,000). Availability of borrowings on the 2019 Revolver is calculated as a multiple of the Company’s eligible monthly recurring revenues (as defined in the 2019 Revolver). As of February 29, 2020, the Company had outstanding letters of credit to serve as office landlord security deposits in the amount of $1,334. These letters of credit are secured through the revolving credit facility, thus reducing the capacity of the revolving credit facility at February 29, 2020 to $48,666. During March 2020, the Company borrowed this remaining capacity in its entirety to increase the Company’s cash position given the uncertainty in the overall business environment due to the COVID-19 pandemic.

The 2019 Revolver has a term of 24 months, and there is an automatic extension of an additional 12-month period should the Company achieve certain revenues, as defined. The interest rate on the outstanding borrowings are at LIBOR plus 350 basis points or Base Rate (as defined) plus 250 basis points, and interest payments are to be made quarterly.

The 2019 Revolver was accounted for as a debt modification to which all new lender and third-party fees were deferred. Issuance costs of $543, including the fair value of the warrants, were capitalized and are being amortized to interest expense over the remainder of the 2019 Revolver term. During the fiscal years ended February 28, 2019 and February 29, 2020, the Company recorded interest expense of $72 and $273, respectively, related to the revolving credit facility of which $31 and $195, respectively, related to the amortization of deferred financing fees. As of February 28, 2019 and February 29, 2020, the balance of deferred financing fees was $23 and $372, respectively, and is recorded in other assets in the accompanying consolidated balance sheets.

Both the Term Loan and 2019 Revolver are collateralized by substantially all of the assets of the Company.